UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2015

WESTERN ASSET

INTERMEDIATE MATURITY

NEW YORK MUNICIPALS

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide New York investors with as high a level of current income exempt from federal income tax and New York State and New York City personal income taxes* as is consistent with the preservation of principal.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Maturity New York Municipals Fund for the six-month reporting period ended May 31, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 26, 2015

II	Western Asset Intermediate Maturity New York Municipals Fund

Investment commentary

Economic review

The U.S. economy expanded moderately during the six months ended May 31, 2015 (the “reporting period”). While the U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was a strong 5.0%, fourth quarter 2014 GDP growth slowed to a more modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. In addition, the U.S. Department of Commerce reported that first quarter 2015 GDP growth was -0.2%. This downturn was attributed to a number of factors, including a deceleration in personal consumption expenditures, along with negative contributions from exports, nonresidential fixed investment, and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 55.1 in December 2014, the PMI generally decelerated over much of the reporting period and the PMI was 52.8 in May 2015.

The labor market was a moderate tailwind for the economy during the reporting period. When the period began, unemployment was 5.6%, as reported by the U.S. Department of Labor. By May 2015, unemployment was 5.5%, close to its lowest level since May 2008.

Western Asset Intermediate Maturity New York Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. The Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that concluded on June 17, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. Did Treasury yields trend higher or lower during the six months ended May 31, 2015?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.47%. It peaked at 0.73% towards the end of December 2014 and again on March 6, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.61%. The yield on the ten-year Treasury note began the period at 2.18% and its peak of 2.31% occurred on December 5, 2014. The yield on the ten-year Treasury was as low as 1.68% in late January/early February 2015 and concluded the period at 2.12%.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market modestly lagged its taxable bond counterpart during the six months ended May 31, 2015, as the Barclays Municipal Bond Indexv and the Barclays U.S. Aggregate Indexvi gained 0.71% and 1.09%, respectively. The overall municipal bond market was supported by overall positive investor demand, largely improving fundamentals and declining longer-term rates. Its underperformance versus the taxable bond market was partially due to an increase in new issuances thus far in 2015.

Performance review

For the six months ended May 31, 2015, Class A shares of Western Asset Intermediate Maturity New York Municipals Fund, excluding sales charges, returned 0.83%. The Fund’s unmanaged benchmark, the Barclays New York Intermediate Municipal Bond Indexvii, returned 0.77% for the same period. The Lipper New York Intermediate Municipal Debt Funds Category Average1 returned 0.30% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 34 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Western Asset Intermediate Maturity New York Municipals Fund

and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of May 31, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Maturity New York Municipals Fund:
Class A	0.83%
Class C	0.64%
Class I	1.02%
Barclays New York Intermediate Municipal Bond Index	0.77%
Lipper New York Intermediate Municipal Debt Funds Category Average[1]	0.30%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended May 31, 2015 for Class A, Class C and Class I shares were 2.22%, 1.67% and 2.42%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I shares would have been 2.37%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 0.76%, 1.38% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.75% for Class A shares, 1.35% for Class C shares and 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 34 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Intermediate Maturity New York Municipals Fund	V

Investment commentary (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust

President and Chief Executive Officer

June 26, 2015

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays New York Intermediate Municipal Bond Index is a market value weighted index of New York investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of five to ten years.

VI	Western Asset Intermediate Maturity New York Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2015 and November 30, 2014 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2014 and held for the six months ended May 31, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.83%	$1,000.00	$1,008.30	0.75%	$3.76	Class A	5.00%	$1,000.00	$1,021.19	0.75%	$3.78
Class C	0.64	1,000.00	1,006.40	1.35	6.75	Class C	5.00	1,000.00	1,018.20	1.35	6.79
Class I	1.02	1,000.00	1,010.20	0.60	3.01	Class I	5.00	1,000.00	1,021.94	0.60	3.02

2	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

[1]	For the six months ended May 31, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — May 31, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays New York Intermediate Municipal Bond Index
WA Int. Mat. NY	— Western Asset Intermediate Maturity New York Municipals Fund

4	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — May 31, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays New York Intermediate Municipal Bond Index
WA Int. Mat. NY	— Western Asset Intermediate Maturity New York Municipals Fund

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

May 31, 2015

Western Asset Intermediate Maturity New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.5%
Education — 9.4%
Build NYC Resource Corp., NY, Revenue:
Ethical Culture Fieldston School	5.000%	6/1/22	$425,000	$496,952
Ethical Culture Fieldston School	5.000%	6/1/23	650,000	765,544
Ethical Culture Fieldston School	5.000%	6/1/24	775,000	921,266
Ethical Culture Fieldston School	5.000%	6/1/26	235,000	276,882
Madison County, NY, Capital Resource Corp. Revenue, Colgate University Project	5.000%	7/1/25	565,000	669,994
New York State Dormitory Authority Revenues, Non-State Supported Debt:
Fordham University	5.000%	7/1/23	1,000,000	1,107,750
Manhattan Marymount	5.000%	7/1/24	5,285,000	5,717,260
New School University	5.250%	7/1/30	9,000,000	10,200,780
Pratt Institute	5.000%	7/1/22	340,000	401,343
Pratt Institute	5.000%	7/1/23	270,000	321,483
Pratt Institute	5.000%	7/1/24	250,000	299,800
Pratt Institute	5.000%	7/1/25	250,000	297,120
Pratt Institute	5.000%	7/1/26	500,000	587,625
Pratt Institute	5.000%	7/1/29	500,000	572,525
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, New York Institute of Technology Project	5.000%	3/1/26	2,000,000	2,016,920
Total Education				24,653,244
Health Care — 16.7%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group	5.000%	7/1/30	1,155,000	1,282,373
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project	5.000%	7/1/26	600,000	696,798
New York Methodist Hospital Project	5.000%	7/1/28	1,000,000	1,147,600
New York Methodist Hospital Project	5.000%	7/1/29	400,000	458,020
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/27	5,690,000	6,399,145
Winthrop University Hospital Assistance Project	5.000%	7/1/27	2,000,000	2,250,600
New York State Dormitory Authority Revenues, Non-State Supported Debt:
Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,424,680
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,467,600
North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,353,700
North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,573,993
North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,400,045

See Notes to Financial Statements.

6	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate Maturity New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
North Shore Long Island Jewish Health System	5.000%	5/1/26	$3,000,000	$3,395,610
NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,578,920
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	445,000	439,607
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,697,650
Total Health Care				43,566,341
Housing — 2.8%
New York City, NY, HDC Revenue	5.000%	7/1/22	4,000,000	4,741,800
New York City, NY, HDC, MFH Revenue	4.750%	11/1/29	2,500,000	2,596,075
Total Housing				7,337,875
Industrial Revenue — 6.2%
Essex County, NY, IDA, PCR, International Paper Co. Project	5.700%	7/1/16	750,000	780,908	(a)
New York State Energy Research & Development Authority, PCR:
Niagara Mohawk Power Corp.	0.462%	7/1/29	1,000,000	932,488	(b)
Rochester Gas & Electric Corp., NATL	4.750%	7/1/16	2,250,000	2,348,167	(b)(c)
Rochester Gas & Electric Corp., NATL	5.000%	8/1/16	6,450,000	6,760,116	(b)(c)
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project	5.150%	11/15/34	840,000	896,297	(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,574,440
Total Industrial Revenue				16,292,416
Leasing — 2.1%
Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A.	6.000%	2/1/17	125,000	125,040
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,878,438
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,399,164
Total Leasing				5,402,642
Local General Obligation — 7.8%
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,116,510
New York, NY, GO	5.000%	8/1/21	7,030,000	8,242,183	(e)
New York, NY, GO	5.000%	5/15/22	4,000,000	4,564,680
Nyack, NY, GO, Union Free School District, FGIC	5.250%	12/15/15	630,000	646,884
Rockland County, NY, Solid Waste Management Authority	5.750%	12/15/23	5,000,000	5,754,700
Total Local General Obligation				20,324,957

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2015

Western Asset Intermediate Maturity New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Other — 2.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/18	$1,400,000	$1,569,568
Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,868,471
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/26	1,750,000	2,090,480
New York City, NY, TFA, Building Aid Revenue	5.000%	7/15/28	1,435,000	1,681,016
Total Other				7,209,535
Power — 0.6%
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,250,000	1,481,412
Pre-Refunded/Escrowed to Maturity — 1.7%
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	3,880,000	4,430,456	(f)
Solid Waste/Resource Recovery — 0.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	4.500%	1/1/25	1,000,000	1,077,380	(a)
Special Tax Obligation — 27.9%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/20	4,355,000	5,067,478
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/18	1,345,000	1,479,258
YMCA of Greater New York Project	5.000%	8/1/19	1,450,000	1,625,276
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	4,120,000	4,699,437
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	5,741,050
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,670,000	1,848,506
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	8,011,920
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	2,500,000	2,767,950
New York State Dormitory Authority, State Personal Income Tax Revenue:
Education	5.500%	3/15/25	7,440,000	9,410,484
General Purpose	5.000%	2/15/25	2,500,000	2,996,675
New York State Thruway Authority Personal Income Tax Revenue:
Transportation	5.000%	3/15/23	500,000	604,000
Transportation	5.000%	3/15/24	1,705,000	2,044,738
Transportation	5.000%	3/15/25	1,000,000	1,189,020
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,771,168

See Notes to Financial Statements.

8	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate Maturity New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	$3,000,000	$3,409,980
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,548,320
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,404,880
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,250,000	3,596,613
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/25	5,000,000	5,559,050
Total Special Tax Obligation				72,775,803
State General Obligation — 0.7%
Puerto Rico Commonwealth, GO:
Public Improvement	5.250%	7/1/23	1,500,000	1,136,340
Public Improvement	5.000%	7/1/41	1,000,000	698,780
Total State General Obligation				1,835,120
Transportation — 12.7%
MTA, NY, Revenue	5.250%	11/15/23	5,760,000	6,747,955
MTA, NY, Revenue	6.250%	11/15/23	3,500,000	4,076,170
MTA, NY, Revenue	5.000%	11/15/25	1,500,000	1,745,370
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/17	2,215,000	2,364,047	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	3,000,000	3,376,680
New York State Thruway Authority, Second General Highway & Bridge Trust Fund	5.000%	4/1/23	4,000,000	4,502,720
New York State Thruway Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,000,000	1,093,870
Niagara Falls, Bridge Commission Toll Revenue, FGIC	5.250%	10/1/15	60,000	60,733
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	2,000,000	2,348,980	(a)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	5,935,000	6,897,242	(a)
Total Transportation				33,213,767
Water & Sewer — 5.7%
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/26	900,000	1,050,408	(g)
Buffalo, NY, Municipal Water Finance Authority Revenue	5.000%	7/1/27	1,000,000	1,155,850	(g)
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.250%	6/15/22	5,915,000	6,852,882
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/23	1,250,000	1,521,838
Revolving Funds, NYC Municipal Water Finance Project, Second Resolution	5.000%	6/15/24	1,500,000	1,832,415
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/30	200,000	229,234

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2015

Western Asset Intermediate Maturity New York Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/31	$250,000	$285,188
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/32	700,000	795,382
Western Nassau County, NY, Water Authority Revenue	5.000%	4/1/34	1,040,000	1,174,274
Total Water & Sewer				14,897,471
Total Investments before Short-Term Investments (Cost — $235,861,689)				254,498,419
Short-Term Investments — 2.2%
Finance — 0.7%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.170%	8/1/22	1,250,000	1,250,000	(h)(i)
Future Tax Secured, SPA-Dexia Credit Local	0.170%	8/1/23	500,000	500,000	(h)(i)
Total Finance				1,750,000
General Obligation — 0.8%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.170%	11/1/26	1,450,000	1,450,000	(h)(i)
Subordinated, LOC-Dexia Credit Local	0.170%	3/1/34	700,000	700,000	(h)(i)
Total General Obligation				2,150,000
Industrial Revenue — 0.0%
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.090%	7/1/25	100,000	100,000	(h)(i)
Water & Sewer — 0.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	700,000	700,000	(h)(i)
SPA-Dexia Credit Local	0.170%	6/15/32	1,000,000	1,000,000	(h)(i)
Total Water & Sewer				1,700,000
Total Short-Term Investments (Cost — $5,700,000)				5,700,000
Total Investments — 99.7% (Cost — $241,561,689#)				260,198,419
Other Assets in Excess of Liabilities — 0.3%				705,093
Total Net Assets — 100.0%				$260,903,512

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

See Notes to Financial Statements.

10	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

Western Asset Intermediate Maturity New York Municipals Fund

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Security is purchased on a when-issued basis.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	17.8%
AA/Aa	33.7
A	27.6
BBB/Baa	15.5
B/B	0.7
A-1/VMIG 1	2.2
NR***	2.5
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2015

Assets:
Investments, at value (Cost — $241,561,689)	$260,198,419
Cash	42,809
Interest receivable	3,456,208
Receivable for Fund shares sold	584,604
Receivable for securities sold	20,000
Prepaid expenses	34,693
Total Assets	264,336,733

Liabilities:
Payable for securities purchased	2,186,732
Payable for Fund shares repurchased	920,573
Investment management fee payable	108,258
Service and/or distribution fees payable	63,676
Distributions payable	61,307
Payable to broker — variation margin on open futures contracts	13,813
Trustees’ fees payable	575
Accrued expenses	78,287
Total Liabilities	3,433,221
Total Net Assets	$260,903,512

Net Assets:
Par value (Note 7)	$290
Paid-in capital in excess of par value	257,009,006
Undistributed net investment income	286,691
Accumulated net realized loss on investments and futures contracts	(15,013,345)
Net unrealized appreciation on investments and futures contracts	18,620,870
Total Net Assets	$260,903,512

Shares Outstanding:
Class A	16,292,955
Class C	7,828,461
Class I	4,889,903

Net Asset Value:
Class A (and redemption price)	$8.99
Class C (and redemption price)	$9.00
Class I (and redemption price)	$8.98
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$9.20

See Notes to Financial Statements.

12	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2015

Investment Income:
Interest	$4,802,919

Expenses:
Investment management fee (Note 2)	640,807
Service and/or distribution fees (Notes 2 and 5)	377,416
Transfer agent fees (Note 5)	60,952
Registration fees	23,788
Audit and tax fees	17,923
Legal fees	12,665
Fund accounting fees	12,272
Shareholder reports	11,012
Insurance	2,328
Trustees’ fees	1,884
Custody fees	912
Miscellaneous expenses	1,890
Total Expenses	1,163,849
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(17,465)
Net Expenses	1,146,384
Net Investment Income	3,656,535

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	122
Futures contracts	(401,808)
Net Realized Loss	(401,686)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,583,084)
Futures contracts	390,750
Change in Net Unrealized Appreciation (Depreciation)	(1,192,334)
Net Loss on Investments and Futures Contracts	(1,594,020)
Increase in Net Assets from Operations	$2,062,515

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended May 31, 2015 (unaudited) and the Year Ended November 30, 2014	2015	2014

Operations:
Net investment income	$3,656,535	$6,998,675
Net realized loss	(401,686)	(1,380,835)
Change in net unrealized appreciation (depreciation)	(1,192,334)	8,262,965
Increase in Net Assets from Operations	2,062,515	13,880,805

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,651,693)	(6,989,042)
Decrease in Net Assets from Distributions to Shareholders	(3,651,693)	(6,989,042)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	36,276,541	70,558,906
Reinvestment of distributions	3,287,074	6,300,486
Cost of shares repurchased	(28,749,365)	(78,124,587)
Increase (Decrease) in Net Assets from Fund Share Transactions	10,814,250	(1,265,195)
Increase in Net Assets	9,225,072	5,626,568

Net Assets:
Beginning of period	251,678,440	246,051,872
End of period*	$260,903,512	$251,678,440
*Includes undistributed net investment income of:	$286,691	$281,849

See Notes to Financial Statements.

14	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.05	$8.79	$9.45	$8.92	$8.73	$8.88

Income (loss) from operations:
Net investment income	0.14	0.28	0.28	0.30	0.32	0.32
Net realized and unrealized gain (loss)	(0.06)	0.26	(0.66)	0.53	0.19	(0.15)
Total income (loss) from operations	0.08	0.54	(0.38)	0.83	0.51	0.17

Less distributions from:
Net investment income	(0.14)	(0.28)	(0.28)	(0.30)	(0.32)	(0.32)
Total distributions	(0.14)	(0.28)	(0.28)	(0.30)	(0.32)	(0.32)

Net asset value, end of period	$8.99	$9.05	$8.79	$9.45	$8.92	$8.73
Total return[3]	0.83%	6.18%	(4.03)%	9.43%	5.99%	1.87%

Net assets, end of period (000s)	$146,554	$146,780	$142,096	$157,270	$141,718	$153,256

Ratios to average net assets:
Gross expenses	0.75%[4]	0.76%	0.76%	0.74%	0.74%	0.74%
Net expenses[5]	0.75 [4,6]	0.75 [6]	0.75 [6]	0.74 [6]	0.74 [6]	0.74
Net investment income	3.00 [4]	3.10	3.11	3.25	3.68	3.54

Portfolio turnover rate	0%[7]	9%	13%	8%	12%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2015 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.05	$8.79	$9.45	$8.92	$8.73	$8.88

Income (loss) from operations:
Net investment income	0.11	0.22	0.23	0.24	0.27	0.26
Net realized and unrealized gain (loss)	(0.05)	0.26	(0.66)	0.53	0.19	(0.15)
Total income (loss) from operations	0.06	0.48	(0.43)	0.77	0.46	0.11

Less distributions from:
Net investment income	(0.11)	(0.22)	(0.23)	(0.24)	(0.27)	(0.26)
Total distributions	(0.11)	(0.22)	(0.23)	(0.24)	(0.27)	(0.26)

Net asset value, end of period	$9.00	$9.05	$8.79	$9.45	$8.92	$8.73
Total return[3]	0.64%	5.55%	(4.61)%	8.77%	5.36%	1.25%

Net assets, end of period (000s)	$70,447	$71,277	$82,540	$96,413	$73,601	$80,837

Ratios to average net assets:
Gross expenses	1.36%[4]	1.38%	1.36%	1.36%	1.37%	1.36%
Net expenses[5,6]	1.35 [4]	1.35	1.35	1.35	1.35	1.35
Net investment income	2.40 [4]	2.50	2.51	2.64	3.08	2.92

Portfolio turnover rate	0%[7]	9%	13%	8%	12%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

16	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.03	$8.77	$9.43	$8.90	$8.71	$8.86

Income (loss) from operations:
Net investment income	0.14	0.29	0.30	0.31	0.33	0.33
Net realized and unrealized gain (loss)	(0.05)	0.26	(0.66)	0.53	0.19	(0.15)
Total income (loss) from operations	0.09	0.55	(0.36)	0.84	0.52	0.18

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.30)	(0.31)	(0.33)	(0.33)
Total distributions	(0.14)	(0.29)	(0.30)	(0.31)	(0.33)	(0.33)

Net asset value, end of period	$8.98	$9.03	$8.77	$9.43	$8.90	$8.71
Total return[3]	1.02%	6.35%	(3.91)%	9.59%	6.15%	1.99%

Net assets, end of period (000s)	$43,903	$33,621	$21,415	$27,321	$19,498	$21,157

Ratios to average net assets:
Gross expenses	0.65%[4]	0.72%	0.68%	0.63%	0.64%	0.62%
Net expenses[5,6]	0.60 [4]	0.60	0.60	0.60	0.60	0.60
Net investment income	3.15 [4]	3.23	3.26	3.39	3.82	3.68

Portfolio turnover rate	0%[7]	9%	13%	8%	12%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$254,498,419	—	$254,498,419
Short-term investments†	—	5,700,000	—	5,700,000
Total investments	—	$260,198,419	—	$260,198,419

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$15,860	—	—	$15,860

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves risk of loss if the value of the securities

20	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.35% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended May 31, 2015, fees waived and/or expenses reimbursed amounted to $17,465.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2015, LMIS and its affiliates retained sales charges of $5,500 on sales of the Fund’s Class A shares. In addition, there were no CDSC’s paid to LMIS and its affiliates for the six months ended May 31, 2015.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

22	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

3. Investments

During the six months ended May 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$25,494,108
Sales	170,000

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,411,524
Gross unrealized depreciation	(774,794)
Net unrealized appreciation	$18,636,730

At May 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	17	9/15	$2,629,765	$2,645,625	$(15,860)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2015.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$15,860

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(401,808)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$390,750

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

During the six months ended May 31, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$8,579,170

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at May 31, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3,4]	Net Amount
Futures contracts[5]	$13,813	$(13,813)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	See the Schedule of Investments for securities pledged as collateral.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$110,269	$28,452
Class C	267,147	16,063
Class I	—	16,437
Total	$377,416	$60,952

For the six months ended May 31, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,519
Class C	3,940
Class I	10,006
Total	$17,465

24	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended May 31, 2015	Year Ended November 30, 2014
Net Investment Income:
Class A	$2,200,706	$4,316,946
Class C	852,329	1,805,198
Class I	598,658	866,898
Total	$3,651,693	$6,989,042

7. Shares of beneficial interest

At May 31, 2015, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2015		Year Ended November 30, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,611,021	$14,590,900	4,476,657	$39,877,526
Shares issued on reinvestment	225,898	2,045,906	448,065	4,012,558
Shares repurchased	(1,764,058)	(15,960,186)	(4,878,609)	(43,286,035)
Net increase	72,861	$676,620	46,113	$604,049

Class C
Shares sold	701,224	$6,356,251	1,442,939	$12,903,777
Shares issued on reinvestment	86,520	784,167	184,407	1,651,614
Shares repurchased	(832,379)	(7,541,583)	(3,145,257)	(27,887,041)
Net decrease	(44,635)	$(401,165)	(1,517,911)	$(13,331,650)

Class I
Shares sold	1,697,738	$15,329,390	1,991,799	$17,777,603
Shares issued on reinvestment	50,562	457,001	71,093	636,314
Shares repurchased	(580,875)	(5,247,596)	(782,464)	(6,951,511)
Net increase	1,167,425	$10,538,795	1,280,428	$11,462,406

8. Capital loss carryforward

As of November 30, 2014, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
11/30/2017	$(3,833,887)
11/30/2018	(5,189,080)
11/30/2019	(1,062,734)
$(10,085,701)

Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $4,969,473, which have no expiration date, must be used first to offset any such gains.

26	Western Asset Intermediate Maturity New York Municipals Fund 2015 Semi-Annual Report

Western Asset

Intermediate Maturity New York Municipals Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Western Asset Intermediate Maturity New York Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate Maturity New York Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926. (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Maturity New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2401 7/15 SR15-2519

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2015